Government CEBA loan (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)
Short-Term Debt [Line Items]
Gain on settlement of debt	$ 14,812
Leumi Bank [Member]
Short-Term Debt [Line Items]
Proceeds from lines of credit				200,000
Interest paid				$ 987
Canada Emergency Business Account Loan Program [Member]
Short-Term Debt [Line Items]
Proceeds from loan					$ 44,296	$ 60,000
Loan description					The loan is interest free and a third of the loan $14,812 (CAD$20,000) is eligible for complete forgiveness if $29,624 (CAD$40,000) is fully repaid on or before December 31, 2023. If the loan cannot be repaid by December 31, 2023, it can be converted into a 2-year term loan charging an interest rate of 5%	The loan is interest free and a third of the loan $14,812 (CAD$20,000) is eligible for complete forgiveness if $29,624 (CAD$40,000) is fully repaid on or before December 31, 2023. If the loan cannot be repaid by December 31, 2023, it can be converted into a 2-year term loan charging an interest rate of 5%
Proceeds from loan					$ 14,812	$ 20,000
Loan payable for forgiveness					$ 29,624		$ 40,000
Loan term					2 years	2 years
Loan interest rate					5.00%		5.00%
Repayment of loan		$ 40,000
Gain on settlement of debt	$ 14,812	$ 20,000